Goodwill and Other Acquired Intangible Assets - Intangible Assets (Details) (USD $) In Millions, unless otherwise specified								12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2013 Trademarks Indefinite Lived [Member]	Dec. 31, 2012 Trademarks Indefinite Lived [Member]	Dec. 31, 2013 Provider networks [Member]	Dec. 31, 2012 Provider networks [Member]	Dec. 31, 2013 Customer Lists [Member]	Dec. 31, 2012 Customer Lists [Member]	Dec. 31, 2013 Value Of Business Acquired [Member]	Dec. 31, 2012 Value Of Business Acquired [Member]	Dec. 31, 2013 Technology [Member]	Dec. 31, 2012 Technology [Member]	Dec. 31, 2013 Other [Member]	Dec. 31, 2012 Other [Member]	Dec. 31, 2013 Trademarks Definite Lived [Member]	Dec. 31, 2012 Trademarks Definite Lived [Member]	Dec. 31, 2013 Minimum [Member] Provider networks [Member]		Dec. 31, 2012 Minimum [Member] Provider networks [Member]		Dec. 31, 2013 Minimum [Member] Customer Lists [Member]		Dec. 31, 2012 Minimum [Member] Customer Lists [Member]		Dec. 31, 2013 Minimum [Member] Other [Member]	Dec. 31, 2012 Minimum [Member] Other [Member]	Dec. 31, 2013 Minimum [Member] Trademarks Definite Lived [Member]	Dec. 31, 2012 Minimum [Member] Trademarks Definite Lived [Member]	Dec. 31, 2013 Minimum [Member] Technology-Based Intangible Assets [Member]	Dec. 31, 2012 Minimum [Member] Technology-Based Intangible Assets [Member]	Dec. 31, 2013 Maximum [Member] Provider networks [Member]		Dec. 31, 2012 Maximum [Member] Provider networks [Member]		Dec. 31, 2013 Maximum [Member] Customer Lists [Member]		Dec. 31, 2012 Maximum [Member] Customer Lists [Member]		Dec. 31, 2013 Maximum [Member] Value Of Business Acquired [Member]		Dec. 31, 2012 Maximum [Member] Value Of Business Acquired [Member]		Dec. 31, 2013 Maximum [Member] Other [Member]	Dec. 31, 2012 Maximum [Member] Other [Member]	Dec. 31, 2013 Maximum [Member] Trademarks Definite Lived [Member]	Dec. 31, 2012 Maximum [Member] Trademarks Definite Lived [Member]	Dec. 31, 2013 Maximum [Member] Technology-Based Intangible Assets [Member]	Dec. 31, 2012 Maximum [Member] Technology-Based Intangible Assets [Member]	Dec. 31, 2013 Group Insurance [Member]	Dec. 31, 2012 Group Insurance [Member]
Other Acquired Intangible Assets[Line Items]
Goodwill	$ 10,227.5	[1]	$ 6,214.4	[1]	$ 6,203.9																																															$ 113.0	$ 113.0
Useful Life																				12 years	[2]	12 years	[2]	5 years	[2]	5 years	[2]	2 years	2 years	9 years	9 years	4 years	5 years	25 years	[2]	25 years	[2]	14 years	[2]	14 years	[2]	20 years	[3]	20 years	[3]	15 years	15 years	20 years	20 years	10 years	10 years
Cost								1,253.2	703.2	1,347.0	657.4	149.2	149.2	146.6	116.6	6.7	6.7	165.0	65.0
Accumulated Amortization	995.9		901.7					508.8	458.2	361.8	370.2	48.5	29.2	49.5	28.0	1.8	1.5	25.5	14.6
Other acquired intangible assets, net								744.4	245.0	985.2	287.2	100.7	120.0	97.1	88.6	4.9	5.2	139.5	50.4
Indefinite-lived trademarks						22.3	22.3
Indefinite-lived intangible asset, accumulated amortization						0	0
The minimum number of years in the period prior to the next renewal or extension for provider networks (in years)								1	1
The maximum number of years in the period prior to the next renewal or extension for provider networks (in years)								3	3
Total other acquired intangible assets, cost	3,090.0		1,720.4
Total other acquired intangible assets	$ 2,094.1		$ 818.7
Finite-Lived Intangible Asset, Weighted Average Period before Next Renewal or Extension										1 year	2 years

[1]	At both December 31, 2013 and 2012, approximately $113 million was assigned to the Group Insurance segment, with the remainder assigned to the Health Care segment.
[2]	The amortization period for our provider networks and customer lists includes an assumption of renewal or extension of these arrangements. At December 31, 2013 and 2012, the periods prior to the next renewal or extension for our provider networks primarily ranged from 1 to 3 years and the period prior to the next renewal or extension for our customer lists was approximately one year and two years, respectively. Any costs related to the renewal or extension of these contracts are expensed as incurred.
[3]	VOBA is being amortized over the expected life of the acquired contracts in proportion to estimated premium.